As filed with the Securities and Exchange Commission on October 8, 1998

                                                      Registration No. 333-53687


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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

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                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
           |X|
                       Pre-Effective Amendment No. ___                |_|
                       Post-Effective Amendment No. 1                 |X|

                        (Check Appropriate Box or Boxes.)


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                             The Govett Funds, Inc.*
               (Exact Name of Registrant as Specified in Charter)

                        250 Montgomery Street, Suite 1200
                         San Francisco, California 94194
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (800) 731-1755

                                Alice L. Schulman
                                AIB Govett, Inc.
                        250 Montgomery Street, Suite 1200
                         San Francisco, California 94194
                     (Name and Address of Agent for Service)

                                   Copies to:



  Regina M. Pisa, P.C.                         Alan C. Porter, Esq.
Goodwin, Procter & Hoar LLP                   Piper & Marbury L.L.P.
  One Exchange Place                       1200 Nineteenth Street, N.W.
 Boston, MA 02109-2881                      Washington, DC 20036-2430


It is proposed that this filing will become effective upon filing pursuant to Rule 485(b).

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-37783).
                      ___________________________________

*  Relating  to  Institutional  Class  shares  of  Govett  International  Equity
Portfolio.

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

                             THE GOVETT FUNDS, INC.

                              CROSS REFERENCE SHEET


                                     PART A


                     INFORMATION REQUIRED IN THE PROSPECTUS


     The information required by Items 1 through 9 of Form N-14 is incorporated herein by reference to Part A of the Registration Statement filed with the Commission on May 27, 1998.

                             THE GOVETT FUNDS, INC.

                              CROSS REFERENCE SHEET


                                     PART B



          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

     The  information   required  by  Items  10  through  14  of  Form  N-14  is
incorporated herein by reference to Part B of the Registration Statement filed with the Commission on May 27, 1998.

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herein by reference. The Registrant has a liability policy under which the Registrant and its directors, officers and affiliated persons are insured against certain liabilities.

Item 16. Exhibits

          (1) Articles of Incorporation of the Registrant are incorporated by reference to Exhibit 1 to the Registration Statement on Form N-1A (File Nos. 33-37783 and 811-6229 ("Form N-1A").

          (2)  By-Laws of the Registrant are incorporated herein by reference to
               Exhibit 2 to Form N-1A.

          (3)  Not applicable.

          (4)  Form of Agreement and Plan of  Reorganization is included in Part
               A.

          (5)  Not applicable.

          (6) (a) Investment Management Agreement dated December 24, 1997, between the Registrant and AIB Govett, Inc. is incorporated by reference to Exhibit 5a to Form N-1A.

               (b) Investment Subadvisory Contract dated December 24, 1997 between AIB Govett, Inc. and AIB Govett Asset Management Limited in incorporated by reference to Exhibit 5b to Form N-1A.

          (7) Distribution Agreement dated February 28, 1997, between the Registrant and FPS Broker Services, Inc. is incorporated by reference to Exhibit 6 to Form N-1A.

          (8)  Not applicable.

          (9)  Global  Custodian  Agreement dated December 16, 1991, as amended,
               between  the   Registrant   and  The  Chase   Manhattan  Bank  is
               incorporated by reference to Exhibit 8 to Form N-1A.

          (10) (a) Distribution Plan and Service Plan is incorporated herein by reference on Exhibit 15 to Registrant's Form N-1A.

               (b) Rule 18f-3 Plan is incorporated herein by reference to
                   Exhibit 18 to Registrant's Form N-1A.

          (11) Opinion and consent of legal counsel is incorporated herein by reference to Exhibit 10 to Registrant's Form N-1A.

          (12) Form of opinion and consent of Piper & Marbury L.L.P. as to tax matters.*

          (13) Transfer Agency and Service Agreement dated February 28, 1997, between the Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 9 to Registrant's Form N-1A.

          (14) (a) (1) Consent of Price Waterhouse LLP, independent auditors of the Registrant.

                   (2) Consent of Coopers & Lybrand L.L.P., independent auditors of the Registrant.

               (b) Consent of KPMG Peat  Marwick  LLP,  independent  auditors of
                   ARK Funds.

          (15) Not applicable.

          (16) Powers of Attorney of Directors of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Form N-1A.

          (17) (a) Form of Proxy Card.

               (b) Prospectus of the Registrant dated April 17, 1998, Institutional Class Prospectus as supplemented May 22, 1998, is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Form N-1A.

               (c) Statement of Additional Information of the Registrant dated April 17, 1998 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Form N-1A.

               (d)  Prospectus   of  ARK  Funds  dated   February  13,  1998  is
                    incorporated herein by reference to Post-Effective Amendment No. 17 to ARK Funds' Registration Statement on Form N-1A.

               (e) Statement of Additional Information of the ARK Funds dated February 13, 1998 is incorporated herein by reference to Post-Effective Amendment No. 17 to ARK Funds' Registration Statement on Form N-1A.

               (f) Annual Report of The Govett Funds, Inc. for the fiscal year ended December 31, 1997 is incorporated herein by reference to the Registrant's filing with the SEC pursuant to Rule 30b-2 under the Investment Company Act of 1940.

               (g) Annual Report of the ARK Funds for the fiscal year ended April 30, 1997 is incorporated herein by reference to Registrant's filing with the SEC pursuant to Rule 30b-2 under the Investment Company Act of 1940.

               (h) Semi-Annual Report of the ARK Funds for the six months ended October 31, 1997 is incorporated herein by reference to Registrant's filing with the SEC pursuant Rule 30b-2 under the Investment Company Act of 1940.

_______________________
* Filed herewith.

Item 17. Undertakings

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.




























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



                                   SIGNATURES


     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of San Francisco, and State of California on the 8th day of October, 1998.


                                            THE GOVETT  FUNDS, INC.




                                            By:  /s/ Sir Victor Garland
                                                 -----------------------------
                                                 Sir Victor Garland, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement on Form N-14 has been signed below by the following persons in the capacity on the date indicated.



         *
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Elliott L. Atamian                                Director


         *
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Patrick Cunneen                                   Chairman, Director



/s/ Sir Victor Garland
-------------------------------
Sir Victor Garland                                President, Director



/s/ Colin Kreidewolf
------------------------------
Colin Kreidewolf                                  Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)

          *
-----------------------------
James M. Oates                                    Director


          *
-----------------------------
Frank R. Terzolo                                  Director



*By: /s/ Alice L. Schulman                        October 8, 1998
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     Alice L. Schulman, Attorney-in-Fact